Changes in Shareholders' Equity (Parenthetical) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Common Stock [Member]
Issuance costs	$ 121	$ 252
Prefunded Warrant [Member]
Issuance costs		$ 39
Common Share ATM [Member]
Issuance costs	$ 136